OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Extractive Industries [Abstract]
Costs capitalized to oil and gas property	$ 15,374
Depletion to oil and gas property	$ 315,657	$ 258,850